Pay vs Performance Disclosure - USD ($)		12 Months Ended
		Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Pay vs Performance Disclosure [Table]
Disclosure - Pay vs Performance Disclosure
(a)	(b)	(c)	(d)	(e)	(f)	(h)
Value of Initial
			Average	Average	Fixed $100
			Summary	Compensation	Investment
	Summary		Compensation	Actually Paid	Based on:
	Compensation	Compensation	Table Total	to	Total
	Table Total for	Actually Paid to	for non-PEO	Non-PEO	Shareholder	Net
Year	PEO ($)	PEO ($)(1)	NEOs ($)	NEOs ($)(1)	Return ($)	Loss ($)
2025	$2,197,171	$2,094,767	$1,822,578	$1,742,715	$12	$(20,848,916)
2024	$1,157,217	$1,029,281	$949,640	$845,621	$48	$(15,022,027)
2023	$1,001,249	$1,122,094	$744,039	$799,786	$121	$(15,423,471)

PEO Total Compensation Amount		$ 2,197,171	$ 1,157,217	$ 1,001,249
PEO Actually Paid Compensation Amount	[1]	2,094,767	1,029,281	1,122,094
Non-PEO NEO Average Total Compensation Amount		1,822,578	949,640	744,039
Non-PEO NEO Average Compensation Actually Paid Amount	[1]	$ 1,742,715	845,621	799,786
Equity Valuation Assumption Difference, Footnote [Text Block]

Compensation actually paid to our NEOs represents the “Total” compensation reported in the Summary Compensation Table for the applicable fiscal year, as adjusted as follows:

	2025
Adjustments	PEO	Average non-PEO NEOs

Deduction for Amounts Reported under the “Stock Awards” and “Option Awards” Columns in the Summary Compensation Table for Applicable FY	$-	$-

Increase based on ASC 718 Fair Value of Awards Granted during Applicable FY that Remain Unvested as of Applicable FY End, determined as of Applicable FY End	-	-

Decrease for Awards Granted during Prior FY that were Outstanding and Unvested as of Applicable FY End, determined based on change in ASC 718 Fair Value from Prior FY End to Applicable FY End	(80,936)	(67,183)

Increase for Awards Granted during Prior FY that Vested During Applicable FY, determined based on change in ASC 718 Fair Value from Prior FY End to Vesting Date	(21,468)	(12,680)

TOTAL ADJUSTMENTS	$(102,404)	$(79,863)

Compensation Actually Paid vs. Total Shareholder Return [Text Block]		TSR amounts reported in the graph assume an initial fixed investment of $100. We do not pay dividends.
Compensation Actually Paid vs. Net Income [Text Block]

The graph below compares the compensation actually paid to our PEO and the average of the compensation actually paid to our remaining NEOs, with our net loss for the fiscal years ended December 31, 2023, 2024 and 2025.

Total Shareholder Return Amount		$ 12	48	121
Net Income (Loss) Attributable to Parent		$ (20,848,916)	$ (15,022,027)	$ (15,423,471)
PEO Name		Jeffrey A. Meckler	Jeffrey A. Meckler	Jeffrey A. Meckler
PEO [Member]
Pay vs Performance Disclosure [Table]
TOTAL ADJUSTMENTS		$ (102,404)
PEO [Member] | Deduction for Amounts Reported Under "Stock Awards" and "Option Awards" Columns in Summary Compensation Table for Applicable FY [Member]
Pay vs Performance Disclosure [Table]
TOTAL ADJUSTMENTS
PEO [Member] | Increase Based on ASC 718 Fair Value of Awards Granted During Applicable FY that Remain Unvested as of Applicable FY End, Determined as of Applicable FY End [Member]
Pay vs Performance Disclosure [Table]
TOTAL ADJUSTMENTS
PEO [Member] | Decrease for Awards Granted During Prior FY that Were Outstanding and Unvested as of Applicable FY End, Determined Based on Change in ASC 718 Fair Value from Prior FY End to Applicable FY End [Member]
Pay vs Performance Disclosure [Table]
TOTAL ADJUSTMENTS		(80,936)
PEO [Member] | Increase for Awards Granted During Prior FY that Vested During Applicable FY, Determined Based on Change in ASC 718 Fair Value From Prior FY End To Vesting Date [Member]
Pay vs Performance Disclosure [Table]
TOTAL ADJUSTMENTS		(21,468)
Non-PEO NEO [Member]
Pay vs Performance Disclosure [Table]
TOTAL ADJUSTMENTS		(79,863)
Non-PEO NEO [Member] | Deduction for Amounts Reported Under "Stock Awards" and "Option Awards" Columns in Summary Compensation Table for Applicable FY [Member]
Pay vs Performance Disclosure [Table]
TOTAL ADJUSTMENTS
Non-PEO NEO [Member] | Increase Based on ASC 718 Fair Value of Awards Granted During Applicable FY that Remain Unvested as of Applicable FY End, Determined as of Applicable FY End [Member]
Pay vs Performance Disclosure [Table]
TOTAL ADJUSTMENTS
Non-PEO NEO [Member] | Decrease for Awards Granted During Prior FY that Were Outstanding and Unvested as of Applicable FY End, Determined Based on Change in ASC 718 Fair Value from Prior FY End to Applicable FY End [Member]
Pay vs Performance Disclosure [Table]
TOTAL ADJUSTMENTS		(67,183)
Non-PEO NEO [Member] | Increase for Awards Granted During Prior FY that Vested During Applicable FY, Determined Based on Change in ASC 718 Fair Value From Prior FY End To Vesting Date [Member]
Pay vs Performance Disclosure [Table]
TOTAL ADJUSTMENTS		$ (12,680)

[1]	Amounts represent compensation actually paid to our PEO and the average compensation actually paid to our remaining NEOs for the relevant fiscal year, as determined under SEC rules, which includes the individuals indicated in the table below for each fiscal year: